SHAREHOLDERS' EQUITY - Narrative (Details) € / shares in Units, € in Millions, $ in Millions	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) shares
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Authorized share capital	$ 10.9	€ 10.6
Closing foreign exchange rate	1.0350	1.0350
Number of shares authorised (in shares)	1,056,000,000	1,056,000,000
Par value per share (in euro per share) | € / shares		€ 0.01
Number of shares outstanding (in shares)	680,308,735	680,308,735	671,073,243
Shares outstanding, value | €			€ 6.8